Loan from Related Party (Tables)	9 Months Ended	12 Months Ended
	Jun. 30, 2019	Sep. 30, 2018
Debt Disclosure [Abstract]
Schedule of Loan from Related Party

Convertible Notes Issued to the President and Director of Kibush Capital Corporation:

	June 30, 2019
	Note face	Debt	Net Amount
	amount	Discount	of note

Loan – Convertible Notes	$838,162	$0	$838,162

Loan from related party	$1,064,675	$0	$1,064,675

Total	$1,902,837	$0	$1,902,837

	September 30, 2018
	Note face	Debt	Net Amount
	amount	Discount	of note

Loan – Convertible Notes	$838,162	$0	$838,162

Loan from related party	$899,404	$0	$899,404

Total	$1,737,566	$0	$1,737,566

Convertible Notes Issued to the President and Director of Kibush Capital Corporation:

	September 30, 2017
	Note face amount	Debt Discount	Net Amount of note

Loan from related party	$1,417,065	$0	$1,417,065

Total	$1,417,065	$0	$1,417,065

	September 30, 2018
	Note face amount	Debt Discount	Net Amount of note

Loan from related party	$1,737,566	$0	$1,737,566

Total	$1,737,566	$0	$1,737,566